Employee Benefit Plans (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Prior service costs	$ (207)	$ (285)
Net accumulated actuarial net loss	(3,796)	(2,723)
Accumulated other comprehensive loss	(4,003)	(3,008)
Net periodic benefit cost in excess of cumulative employer contributions	(3,944)	(3,724)
Net amount recognized at December 31, balance sheet	(7,947)	(6,732)
Net loss arising during period	(1,085)	(786)
Prior service cost amortization	79	79
Amortization of net actuarial loss	11	0
Total recognized in other comprehensive loss	(995)	(707)
Total recognized in net periodic pension cost and other comprehensive income	$ 2,398	$ 1,934